UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  June  30,  2010

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):     [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Scoggin LLC
Address:  660 Madison Avenue, 20th Floor
          New York, NY 10021

Form  13F  File  Number:  28-04329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:      Craig Effron and Curtis Schenker
Title:     Principals
Phone:     212-355-5600

Signature,  Place,  and  Date  of  Signing:

/s/ Craig Effron          New York, NY          8/13/2010
----------------          ------------          ---------


/s/ Curtis Schenker       New York, NY          8/13/2010
-------------------       ------------          ---------
    [Signature]           [City, State]          [Date]


Report  Type  (Check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)


                               TITLE OF          CUSIP        VALUE     SHARES    SH/PUT/   INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS                         (x$1000)   PRN  AMT  PRNCALL   DSCRETN  MANAGERS   SOLE     SHARED NONE
------------------------------ ----------------- -----------  --------  --------  -------   -------  --------   -------  ------ ----
AIRGAS INC                     COM               009363102   11,942      192,000  SH        OTHER       01      192,000
AIRGAS INC                     COM               009363102   11,942      192,000  PUT       OTHER       01      192,000
AIRGAS INC                     COM               009363102   20,526      330,000  CALL      OTHER       01      330,000
ALCON INC                      COM SHS           H01301102   19,709      133,000  SH        OTHER       01      133,000
ALTRIA GROUP INC               COM               02209S103   13,226      660,000  PUT       OTHER       01      660,000
APOLLO COML REAL EST FIN INC   COM               03762U105    7,637      464,000  SH        OTHER       01      464,000
ARCHER DANIELS MIDLAND CO      COM               039483102    3,408      132,000  SH        OTHER       01      132,000
AUGUSTA RES CORP               COM NEW           050912203    1,426      920,150  SH        OTHER       01      920,150
BANK OF AMERICA CORPORATION    COM               060505104    9,484      660,000  PUT       OTHER       01      660,000
BANK OF AMERICA CORPORATION    COM               060505104   17,675    1,230,000  CALL      OTHER       01    1,230,000
BLACKSTONE GROUP L P           COM UNIT LTD      09253U108    4,990      522,000  PUT       OTHER       01      522,000
CASEYS GEN STORES INC          COM               147528103    9,214      264,000  CALL      OTHER       01      264,000
CIT GROUP INC                  COM NEW           125581801   22,043      651,000  SH        OTHER       01      651,000
CIT GROUP INC                  COM NEW           125581801   26,817      792,000  PUT       OTHER       01      792,000
CITIGROUP INC                  COM               172967101    7,430    1,976,000  SH        OTHER       01    1,976,000
COVIDIEN PLC                   SHS               G2554F105    4,982      124,000  SH        OTHER       01      124,000
CURRENCYSHARES EURO TR         EURO SHS          23130C108  104,808      860,000  CALL      OTHER       01      860,000
DISCOVERY COMMUNICATNS NEW     COM SER C         25470F302   22,476      726,678  SH        OTHER       01      726,678
DOLLAR THRIFTY AUTOMOTIVE GP   COM               256743105    5,088      119,400  CALL      OTHER       01      119,400
DOW CHEM CO                    COM               260543103   15,750      664,000  PUT       OTHER       01      664,000
EXXON MOBIL CORP               COM               30231G102   15,066      264,000  CALL      OTHER       01      264,000
GENERAL ELECTRIC CO            COM               369604103   14,499    1,005,500  CALL      OTHER       01    1,005,500
GENERAL GROWTH PPTYS INC       COM               370021107    3,501      264,000  CALL      OTHER       01      264,000
GREENLIGHT CAPITAL RE LTD      CLASS A           G4095J109    2,519      100,000  SH        OTHER       01      100,000
HSN INC                        COM               404303109    6,268      261,152  SH        OTHER       01      261,152
HUGHES COMMUNICATIONS INC      COM               444398101    2,920      120,000  SH        OTHER       01      120,000
ISHARES INC                    MSCI BRAZIL       464286400    8,162      132,000  PUT       OTHER       01      132,000
IVANHOE MINES LTD              COM               46579N103    3,547      272,000  SH        OTHER       01      272,000
JACKSON HEWITT TAX SVCS INC    COM               468202106      454      402,000  CALL      OTHER       01      402,000
JPMORGAN CHASE & CO            COM               46625H100   23,797      650,000  CALL      OTHER       01      650,000
KRAFT FOODS INC                CL A              50075N104   13,227      472,400  SH        OTHER       01      472,400
LORILLARD INC                  COM               544147101   28,504      396,000  PUT       OTHER       01      396,000
MARINER ENERGY INC             COM               56845T305    8,506      396,000  PUT       OTHER       01      396,000
MARKET VECTORS ETF TR          JR GOLD MINERS E  57060U589    7,240      265,600  SH        OTHER       01      265,600
MARKET VECTORS ETF TR          GOLD MINER ETF    57060U100    3,533       68,000  SH        OTHER       01       68,000
MARKET VECTORS ETF TR          GOLD MINER ETF    57060U100    3,533       68,000  PUT       OTHER       01       68,000
MARKET VECTORS ETF TR          GOLD MINER ETF    57060U100    7,067      136,000  CALL      OTHER       01      136,000
MEAD JOHNSON NUTRITION CO      COM               582839106   13,337      266,100  SH        OTHER       01      266,100
MEAD JOHNSON NUTRITION CO      COM               582839106    6,616      132,000  PUT       OTHER       01      132,000
MEDTRONIC INC                  COM               585055106    2,394       66,000  SH        OTHER       01       66,000
MICROSOFT CORP                 COM               594918104    3,129      136,000  SH        OTHER       01      136,000
MICROSOFT CORP                 COM               594918104    6,075      264,000  CALL      OTHER       01      264,000
NORANDA ALUM HLDG CORP         COM               65542W107    2,546      396,000  SH        OTHER       01      396,000
NOVAGOLD RES INC               COM NEW           66987E206    5,221      748,000  SH        OTHER       01      748,000
NOVAGOLD RES INC               COM NEW           66987E206      256       36,700  CALL      OTHER       01       36,700
OCH ZIFF CAP MGMT GROUP        CL A              67551U105    1,662      132,000  PUT       OTHER       01      132,000
ODYSSEY MARINE EXPLORATION I   COM               676118102    2,637    2,636,600  SH        OTHER       01    2,636,600
PFIZER INC                     COM               717081103   31,821    2,231,500  SH        OTHER       01    2,231,500
PFIZER INC                     COM               717081103    9,126      640,000  CALL      OTHER       01      640,000
POPULAR INC                    COM               733174106      884      330,000  CALL      OTHER       01      330,000
SCHLUMBERGER LTD               COM               806857108   10,177      183,902  SH        OTHER       01      183,902
SOLUTIA INC                    COM NEW           834376501    5,188      396,000  SH        OTHER       01      396,000
SPDR GOLD TRUST                GOLD SHS          78463V107   10,245       84,200  SH        OTHER       01       84,200
SPDR GOLD TRUST                GOLD SHS          78463V107    8,274       68,000  PUT       OTHER       01       68,000
SPDR GOLD TRUST                GOLD SHS          78463V107   33,097      272,000  CALL      OTHER       01      272,000
SPDR S&P 500 ETF TR            UNIT SER 1 S&P    78462F103   25,805      250,000  PUT       OTHER       01      250,000
SPDR S&P 500 ETF TR            UNIT SER 1 S&P    78462F103  168,455    1,632,000  CALL      OTHER       01    1,632,000
SYBASE INC                     COM               871130100   85,351    1,320,000  CALL      OTHER       01    1,320,000
WAL MART STORES INC            COM               931142103   12,690      264,000  SH        OTHER       01      264,000

                                               59           937,906

                             FORM 13F SUMMARY PAGE

Report  Summary:

Number  of  Other  Included  Managers:           1
Form  13F  Information  Table  Entry  Total:     59
Form 13F Information Table Value Total:          937,906
                                                (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13F File Number          Name

01           28-04327                      S & E Partners, L.P.